Employee benefits liabilities - Disclosure of employee benefit liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Current employee benefit liability	€ 545	€ 684	[1]	€ 50
Non-current employee benefit liability	5,891	8,065	[1]	€ 1,463
Employee benefit liability	6,436	8,749
Other provisions for employees
Disclosure of defined benefit plans [line items]
Current employee benefit liability	320	363
Non-current employee benefit liability	741	798
Employee benefit liability	1,061	1,161
Pension benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	43	129
Non-current employee benefit liability	2,783	4,045
Employee benefit liability	2,826	4,174
Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Current employee benefit liability	126	126
Non-current employee benefit liability	1,596	2,132
Employee benefit liability	1,722	2,258
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	56	66
Non-current employee benefit liability	771	1,090
Employee benefit liability	€ 827	€ 1,156

[1]	Refer to Note 3, Scope of consolidation